Preparation basis and presentation of Combined Carve-out Financial Statements - Vasta Platform (Successor) (Details) - BRL (R$) R$ in Thousands		3 Months Ended
		Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Oct. 18, 2018	Oct. 11, 2018
Preparation basis and presentation of Combined Carve-out Financial Statements
Maximum Amount of losses indemnifiable by indemnification assets acquired	[1]		R$ 153,714	R$ 149,600
Cogna Group
Preparation basis and presentation of Combined Carve-out Financial Statements
Maximum Amount of losses indemnifiable by indemnification assets acquired			R$ 2,003	5,476
Cogna Group | Somos Group
Preparation basis and presentation of Combined Carve-out Financial Statements
Total of Consideration paid for the Business (B)					R$ 3,300,000
Vasta Platform (Successor)
Preparation basis and presentation of Combined Carve-out Financial Statements
Maximum Amount of losses indemnifiable by indemnification assets acquired	[2]	R$ 149,600		149,600
Vasta Platform (Successor) | Cogna Group
Preparation basis and presentation of Combined Carve-out Financial Statements
Maximum Amount of losses indemnifiable by indemnification assets acquired		6,681		R$ 5,476
Vasta Platform (Successor) | Cogna Group | Somos Group
Preparation basis and presentation of Combined Carve-out Financial Statements
Current assets						R$ 648,600
Cash and cash equivalents						160,967
Trade receivables						140,991
Inventories	[3]					281,708
Taxes recoverable						34,508
Prepayments						27,400
Other receivables						3,026
Non-current assets						2,121,706
Property, plant and equipment						56,852
Deferred tax assets						84,187
Judicial deposits and escrow accounts	[4]					168,302
Other receivables						80
Current liabilities						879,381
Bonds and financing						311,030
Suppliers						414,095
Taxes payable						793
Salaries and social contributions						85,021
Contract liabilities and deferred income						57,355
Other liabilities						11,087
Non-current liabilities						1,881,188
Bonds and financing						1,322,270
Accounts payable for business combination						10,589
Provision for risks of tax, civil and labor losses	[5]					544,328
Other liabilities						4,001
Net Assets (A)						9,737
Total of Consideration paid for the Business (B)	[6]					3,296,000
Goodwill (B - A)	[7]					3,286,263
Maximum Amount of losses indemnifiable by indemnification assets acquired						149,600
Contribution of revenue by acquiree after acquisition date		210,882
Contribution of profit by acquiree after acquisition date		16,940,000
Combined carve-out net revenue		765,019
Combined carve-out net loss		R$ 637,070
Vasta Platform (Successor) | Cogna Group | Somos Group | Trademarks [member]
Preparation basis and presentation of Combined Carve-out Financial Statements
Intangible assets	[8]					R$ 614,958
Percentage of royalty rate considered for publishing companies for determining the fair value of intangible assets						6.00%
Percentage of royalty rate considered for teaching systems for determining the fair value of intangible assets						7.20%
Percentage of discount rate for determining the fair value of intangible assets						13.00%
Vasta Platform (Successor) | Cogna Group | Somos Group | Customer portfolio
Preparation basis and presentation of Combined Carve-out Financial Statements
Intangible assets	[9]					R$ 1,109,388
Percentage of discount rate for determining the fair value of intangible assets						13.50%
Percentage of additional risk premium over weighted average cost of capital considered for determining the fair value of intangible assets						0.50%
Vasta Platform (Successor) | Cogna Group | Somos Group | Other intangible assets
Preparation basis and presentation of Combined Carve-out Financial Statements
Intangible assets						R$ 87,939

[1]	Refers to an indemnification asset from the seller in connection with the acquisition of Somos (Vasta’s Predecessor) by Cogna Group (Vasta’s Parent Company) and recognized at the date of the business combination, in order to indemnify the Company for any and all losses that may be incurred in connection with all contingencies or lawsuits, substantially tax proceedings related to business combinations up to the maximum amount of R$153,714 (R$ 149,600 on December 31, 2019). See Note 20. This asset is indexed to CDI (Certificates of Interbank Deposits).
[2]	Refers to an indemnification asset from the seller in connection with the acquisition of Somos by Cogna Group and recognized at the date of the business combination disclosed at note 2, in order to indemnify the Business for any and all losses that may be incurred related to all contingencies or lawsuits events related to the Predecessor up to the maximum amount of R$149.6 million. At December 31, 2019, the Business and its Parent Entity signed an agreement to legally bind this indemnification. See note 19b.
[3]	Market comparison technique: The fair value is determined based on the estimated selling price in the ordinary course of business less the estimated costs of completion and sale, and a reasonable profit margin based on the effort required to complete and sell the inventories.
[4]	Includes an indemnification asset from the seller in connection with the acquisition of Somos by Cogna Group, in order to indemnify the Business for any and all losses that may be incurred related to all contingencies or lawsuits events related to the Predecessor up to the maximum amount of R$149.6 million.
[5]	Provisions for contingent liabilities assumed by the Business were recognized when potential non-compliance with labor and civil legislation arising from past practices of Somos were identified. Thus, at acquisition date, the Business assessed whether there was a present obligation and if the fair value could be measured reliably. Fair value was estimated based on the evaluation of available evidence, including the advice of internal and external legal advisors.
[6]	Refers to consideration paid for other businesses of Somos Educação S.A. that are not part of these combined carve-out financial statements.
[7]	Goodwill is recognized based on expected synergies from combining the operations of the acquiree and the acquiror, as well as due to an expected increase in the Business’ market-share due to the penetration of the business products and services in regions where the Business did not operate before. Also, the current tax law allows the deductibility of the acquisition date goodwill and fair value of net assets acquired when a non-substantive action is taken after acquisition by the Business (i.e. when the Business merges or spin off the businesses acquired) and therefore the tax and accounting basis of the net assets acquired are the same as of the acquisition date. In this regard, as the Business considers it will be entitled to the deductibility of the amortization or depreciation of the net assets acquired after the completion of the corporate restructuring referred to in note 1 above , no deferred income tax was recorded on this Business Combination, except for the portion of goodwill and fair value adjustments of prior business combinations carried out by the Predecessor Somos Anglo which does not have a tax basis (for tax purposes goodwill and fair value adjustments are comprised of two components being the first component goodwill and fair value adjustment of prior business combination and the second component being the acquisition of the predecessor by the successor). See note 19 a for a discussion related to a tax Infaction Notice received by the predecessor Somos Anglo.
[8]	Trademark-related intangible asset’s fair value was obtained based on: net revenue was estimated taking into account the contractual customer relationships existing on the acquisition date; royalty rates of 6% for publishing companies and 7.2% for teaching systems were used based in the market rates of companies with similar activities as the Business, which represents a market rate; at last, the discount rate (Weighted Averaged Cost of Capital (“WACC”)) used was 13% p.a.
[9]	The following assumptions were used to determine the contractual portfolio’s fair value: the same estimated revenue described in the previous item was considered, with an average contract termination period of three years and three months; A nominal discount rate of 13.5% p.a. was used, which is equivalent to the WACC, plus an additional risk premium, of 0.5%.